Consolidated Statements of Changes in Shareholders' Equity (Parenthetical) - CNY (¥)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022
Consolidated Statements of Changes in Shareholders' Equity
Fair value changes of convertible notes due to instrument-specific credit risk, tax	¥ 0	¥ 0	¥ 0
Foreign currency translation adjustment, tax	¥ 0	¥ 0	0
Unrealized gain on short-term investment, tax			¥ 0